SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF FINANCIAL INFORMATION

The following table presents selected financial information with respect to the Company’s single operating segment for the three and nine months ended September 30, 2025 and 2024:

	For the Three Months Ended
	September 30, 2025	September 30, 2024
Revenue	$-	$-

Operating expenses
General and administrative expenses	684,895	161,331
Professional fees	532,963	124,800
Total operating expenses	1,217,858	286,131
Operating loss	(1,217,858)	(286,131)
Operating margin	-100%	-100%

Other income (expenses)
Patent infringement income	95,000	-
Interest income	-	3
Change in fair value of earnout shares liability	579	-
Change in fair value of warrants liability	(319,983)	-
Interest expense	(2,817,337)	(29,618)
Total other income (expense)	(3,041,741)	(29,615)
Income (loss) before income tax expense	(4,259,599)	(315,746)
Income tax expense	-	-
Net income (loss)	$(4,259,599)	$(315,746)

	For the Nine Months Ended
	September 30, 2025	September 30, 2024
Revenue	$-	$-

Operating expenses
General and administrative expenses	2,375,120	285,958
Professional fees	1,350,749	311,637
Total operating expenses	3,725,869	597,595
Operating loss	(3,725,869)	(597,595)
Operating margin	-100%	-100%

Other income (expenses)
Patent infringement income	108,096	-
Interest income	6	8
Change in fair value of earnout shares liability	1,052,494	-
Change in fair value of warrants liability	(667,630)	-
Loss on settlement of debt	(598,324)	-
Interest expense	(3,523,515)	(127,892)
Total other income (expense)	(3,628,873)	(127,884)
Income (loss) before income tax expense	(7,354,742)	(725,479)
Income tax expense	-	-
Net income (loss)	$(7,354,742)	$(725,479)

The following table presents selected financial information with respect to the Company’s single operating segment for the years ended December 31, 2024 and 2023:

	For the Years Ended
	December 31, 2024	December 31, 2023

Revenue	$-	$-

Operating expenses
General and administrative expenses	396,434	42,918
Professional fees	438,461	349,031
Total operating expenses	834,895	391,949
Operating loss	(834,895)	(391,949)
Operating margin	-100.0%	-100.0%

Other income (expenses)
Interest income	13	7
Change in fair value of earnout shares liability	18,731,514	-
Change in fair value of warrants liability	(397,553)	-
Forbearance fee expense	(13,226,926)	-
Interest expense	(168,886)	(109,353)
Total other income (expense)	4,938,162	(109,346)
Income (loss) before income tax expense	4,103,267	(501,295)
Income tax expense	(200)	-
Net income (loss)	$4,103,067	$(501,295)